Cover	Nov. 14, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 14, 2024
Entity File Number	001-41458
Entity Registrant Name	Mobile Global Esports Inc.
Entity Central Index Key	0001886362
Entity Tax Identification Number	86-2684455
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	500 Post Road East
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	Westport
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06880
City Area Code	475
Local Phone Number	666-8401
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MGAM
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false